Post balance sheet events - Additional Information (Detail) £ in Millions	6 Months Ended
	Sep. 30, 2018 GBP (£)	Sep. 30, 2017 GBP (£)	Oct. 01, 2018 Employees
Disclosure of non-adjusting events after reporting period [line items]
Revenue	£ 11,588	£ 11,786
Internal cost	9,896	10,332
Elimination of intersegment amounts [member]
Disclosure of non-adjusting events after reporting period [line items]
Revenue	(1,578)	(1,672)
Business and public sector segment [member] | Elimination of intersegment amounts [member]
Disclosure of non-adjusting events after reporting period [line items]
Revenue	10
Internal cost	10
Wholesale and ventures segment [member] | Elimination of intersegment amounts [member]
Disclosure of non-adjusting events after reporting period [line items]
Revenue	10
Internal cost	10
Openreach [member]
Disclosure of non-adjusting events after reporting period [line items]
Revenue	£ 2,472	£ 2,548
Number of employees transferred | Employees			31,000